Net Income (Loss) Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders (in Dollars)	$ (5,675)	$ 3,942	$ 3,403
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders (in Dollars)	(994)	(27,663)	(16,396)
Numerator for basic and diluted net loss per share calculation (in Dollars)	$ (6,669)	$ (23,721)	$ (12,993)
Denominator:
Weighted average number of ordinary shares (in Shares)	225,000,000	225,000,000	225,000,000
Incremental weighted average number of ordinary shares from assumed conversion of preferred shares using if-converted method (in Shares)	193,668,614	193,668,614	193,668,614
Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders per ordinary share
Basic	$ (0.03)	$ 0.01	$ 0.01
Diluted	(0.03)	0.01	0.01
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders per ordinary share
Basic	0	(0.12)	(0.07)
Net loss attributable to SunCar’s ordinary shareholders per ordinary share
Basic	$ (0.03)	$ (0.11)	$ (0.06)